SUPPLEMENT DATED MARCH 26, 2014

TO PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the Goldman Sachs Structured U.S. Equity Fund.

After the close of business on April 30, 2014, the name of the Goldman Sachs Structured U.S. Equity Fund will be changed to Goldman Sachs U.S. Equity Insights Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SLNY 3/2014